GLOBAL DIVERSIFIED INCOME FUND

	Class A	Class C
Ticker Symbol(s)	PGBAX	PGDCX

Principal Funds, Inc. Summary Prospectus March 1, 2010 amended September 16, 2010 and December 15,
2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.principalfunds.com/
investor/forms/prospectuses.htm. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email to prospectus@principalfunds.com.

This Summary Prospectus incorporates by reference the Statutory Prospectus for Class A, B, and C shares dated
March 1, 2010, as supplemented on March 1, 2010, March 17, 2010, May 3, 2010, June 16, 2010, September 16,
2010, and December 15, 2010 and the Statement of Additional Information dated March 1, 2010, as supplemented on
March 17, 2010, May 3, 2010, June 16, 2010, September 16, 2010, and December 15, 2010 (which may be obtained in the same manner as the Prospectus).

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.58%	15.36%
Total Annual Fund Operating Expenses	2.63%	17.16%
Expense Reimbursement	1.38%	15.16%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.25%	2.00%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 2.00% for Class C shares.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$498	$1,014	$1,578	$3,112
Class C	$303	$3,143	$5,616	$9,602

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$498	$1,014	$1,578	$3,112
Class C	$203	$3,133	$5,616	$9,602

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
182.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.
The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-
adjusted yields within their respective asset class. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

30-40% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated at the time of purchase Ba1 or lower by
Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of B2 as measured by Moody's or B by S&P. The average duration will generally be 2-4 years. Guggenheim Investment Management, LLC manages this portion of the
Fund.

8-14% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate. Principal Real Estate Investors, LLC manages this portion of the Fund.

20-30% of the Fund's assets may be invested primarily in preferred securities of U.S. companies primarily rated BBB-
or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor.
This portion of the Fund focuses primarily on the financial services, REIT, and utility industries. Spectrum Asset
Management, Inc. manages this portion of the Fund.

5-9% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. Principal Global Investors, LLC manages this portion of the Fund.

9-15% of the Fund's assets may be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged. Principal Global Investors, LLC manages this portion of the Fund.

7-13% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including LNG transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk. Additionally, the mid-stream pipeline segment is defensive in nature due to its ownership of real long-lived assets, its stable cash flows, and relative insensitivity to commodity price cycles. Tortoise Capital Advisors, L.L.C. manages this portion of the Fund.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.20% in securities rated Aaa	25.41% in securities rated Baa	3.90% in securities rated Caa
2.13% in securities rated Aa	39.09% in securities rated Ba	0.13% in securities rated Ca
8.20% in securities rated A	17.83% in securities rated B	0.00% in securities rated C
	0.18% in securities rated D	1.93% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries
(e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Class A Return Before Taxes	34.54%	34.60%
Class A Return After Taxes on Distributions	27.75%	28.00%
Class A Return After Taxes on Distribution and Sale of Fund Shares	22.32%	25.51%
Class C Return Before Taxes	37.77%	38.56%
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects no deduction for fees,
expenses, or taxes)	58.76%	71.19%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	-15.20%	31.26%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	46.19%	43.53%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	38.26%	47.45%
Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or taxes)	27.17%	37.21%
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)	34.23%	39.64%
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	26.68%	29.51%
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	76.08%	69.53%
Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	46.09%	53.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

LifeTime results are measured from the date the Funds shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are 35% Barclays Capital U.S. High Yield
2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 35%
Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT Developed Index and
25% Barclays Capital AAA CMBS Index, 10% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 10% MSCI
World Value Index, and 10% Tortoise Midstream MLP Index.

Effective December 31, 2010, the weightings for Global Diversified Income Custom Index will change to the following:
35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50% BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 11% blend of 75% FTSE
EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS Index, 12 % Barclays Capital
U.S. Dollar Emerging Markets Bond Index, 7% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Guggenheim Investment Management, LLC
• Richard Lindquist (since 2009), Managing Director
• Patrick Mitchell (since 2009), Managing Director

Principal Global Investors, LLC
• Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
• Jeffrey Sacks (since 2010), Portfolio Manager
• Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
• Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC
	•	Alistair Gillespie (since 2010), Managing Director, Portfolio Management
	•	Simon Hedger (since 2008), Portfolio Manager
	•	Chris Lepherd (since 2008), Portfolio Manager
	•	Marc Peterson (since 2009), Managing Director, Portfolio Management
	•	Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.
	•	L. Phillip Jacoby (since 2008), Chief Investment Officer and Portfolio Manager
	•	Mark A. Lieb (since 2009), President and Chief Executive Officer

Tortoise Capital Advisors, L.L.C.
	•	H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
	•	Zachary A. Hamel (since 2009), Managing Director and co-founder
	•	Kenneth P. Malvey (since 2009), Managing Director and co-founder
	•	Terry C. Matlack (since 2009), Managing Director and co-founder
	•	David J. Schulte (since 2009), Managing Director and co-founder

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

•	Initial Investment		$1,000
	•	For accounts with an Automatic Investment Plan (AIP)	$ 100
•	Subsequent Investments		$100
	•	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O.
Box 8024, Boston, MA 02266-8024; calling us at 800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.